UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.2%
Education - 20.4%
Oregon Health & Sciences University Revenue	5.750%	7/1/39	$4,900,000	$5,826,590	(a)
Oregon State Facilities Authority Revenue:
Refunding, Willamette University Project	5.000%	10/1/16	510,000	547,322
Senior College in Student Housing Project A, SCA	5.250%	7/1/25	1,210,000	1,216,086
University Portland Project	5.000%	4/1/32	3,545,000	3,764,684
Willamette University Project	5.000%	10/1/27	3,700,000	4,074,921

Total Education				15,429,603

Health Care - 20.1%
Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC	5.375%	1/1/35	4,300,000	4,741,352
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health	5.125%	9/1/40	2,500,000	2,743,400
Oregon State Facilities Authority Revenue, Peacehealth	5.000%	11/1/39	5,000,000	5,555,450
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.500%	3/1/22	135,000	135,525
Catholic Health Initiatives	5.000%	5/1/22	1,000,000	1,003,500
Catholic Health Initiatives	5.000%	5/1/32	1,010,000	1,012,414

Total Health Care				15,191,641

Housing - 0.8%
Oregon State Housing & Community Services Department, Mortgage Revenue:
Single-Family Mortgage Program	5.050%	7/1/26	365,000	370,270	(b)
Single-Family Mortgage Program	5.400%	7/1/27	275,000	280,052	(b)

Total Housing				650,322

Industrial Revenue - 8.1%
Port Morrow, OR, PCR, Portland General Electric Co.	5.000%	5/1/33	2,500,000	2,781,600	(c)
Portland, OR, Economic Development Revenue, Broadway Housing LLC Project	6.500%	4/1/35	3,000,000	3,366,990

Total Industrial Revenue				6,148,590

Leasing - 2.0%
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	1,300,000	1,492,634

Local General Obligation - 5.3%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO, Convertible Deferred Interest, School Board Guaranty, Step Bond	0.000%	6/15/33	2,115,000	2,429,247
Lane County, OR, School District # 19 Springfield, GO, School Board Guaranty	5.000%	6/15/31	1,000,000	1,223,910
Rogue, OR, Community College District, GO	5.000%	6/15/25	350,000	356,002

Total Local General Obligation				4,009,159

Other - 2.9%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/29	1,000,000	1,163,510

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - (continued)
Portland, OR, Urban Renewal & Redevelopment, AMBAC	5.000%	6/15/18	$1,000,000	$1,026,800

Total Other				2,190,310

Pre-Refunded/Escrowed to Maturity - 6.5%
Oregon State Department of Administrative Services:
AGM	5.000%	5/1/30	1,000,000	1,011,810	(d)
Lottery Revenue	5.000%	4/1/28	1,000,000	1,172,330	(d)
Lottery Revenue	5.000%	4/1/29	1,750,000	2,051,577	(d)
Rogue, OR, Community College District, GO	5.000%	6/15/25	650,000	661,414	(d)

Total Pre-Refunded/Escrowed to Maturity				4,897,131

Special Tax Obligation - 4.9%
Keizer, OR	5.200%	6/1/31	1,290,000	1,445,110
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	2,000,000	2,242,880

Total Special Tax Obligation				3,687,990

State General Obligation - 9.4%
Oregon State, GO:
Higher Education	5.000%	8/1/43	3,000,000	3,616,170
State Property	5.000%	5/1/36	3,000,000	3,496,800

Total State General Obligation				7,112,970

Transportation - 6.0%
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/31	1,000,000	1,229,340
Oregon State Department of Transportation, Highway User Tax Revenue, Refunding Senior Lien	5.000%	11/15/19	1,400,000	1,566,292
Port of Portland, OR, Airport Revenue	5.000%	7/1/44	1,500,000	1,728,345	(b)

Total Transportation				4,523,977

Water & Sewer - 11.8%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty	5.125%	7/1/47	2,750,000	2,754,208
Lane County, OR, Metropolitan Wastewater Management Commission Revenue:
NATL/FGIC	5.000%	11/1/24	275,000	296,832
NATL/FGIC	5.000%	11/1/25	1,940,000	2,093,299
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	125,000	126,376	(b)

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Portland, OR, Sewer Systems Revenue	5.000%	6/15/33	$3,250,000	$3,634,215

Total Water & Sewer				8,904,930

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,514,945)				74,239,257

SHORT-TERM INVESTMENTS - 1.0%
Education - 0.1%
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.010%	3/1/40	100,000	100,000	(e)(f)

General Obligation - 0.3%
New York City, NY, GO, SPA-Dexia Credit Local	0.120%	8/1/28	200,000	200,000	(e)(f)

Health Care - 0.1%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	100,000	100,000	(e)(f)

Water & Sewer - 0.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.110%	6/15/32	300,000	300,000	(e)(f)
SPA-Dexia Credit Local	0.120%	6/15/32	100,000	100,000	(e)(f)

Total Water & Sewer				400,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $800,000)				800,000

TOTAL INVESTMENTS - 99.2% (Cost - $68,314,945#)				75,039,257
Other Assets in Excess of Liabilities - 0.8%				570,759

TOTAL NET ASSETS - 100.0%				$75,610,016

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
SCA	— Syncora Capital Assurance Inc. - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$74,239,257	—	$74,239,257

Short-term investments†	—	800,000	—	800,000

Total investments	—	$75,039,257	—	$75,039,257

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$234,228	—	—	$234,228

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,724,415
Gross unrealized depreciation	(103)

Net unrealized appreciation	$6,724,312

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	27	3/15	$3,850,365	$4,084,593	$(234,228)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015